Schedule of Investments (unaudited) April 30, 2021	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 8.9%
Agenus Inc.(a)	18,292	$56,522
Allogene Therapeutics Inc.(a)	7,879	243,619
Arcturus Therapeutics Holdings Inc.(a)(b)	2,200	80,652
BioCryst Pharmaceuticals Inc.(a)	20,235	235,434
Bluebird Bio Inc.(a)(b)	7,646	229,380
Blueprint Medicines Corp.(a)	6,384	614,907
Constellation Pharmaceuticals Inc.(a)	4,332	93,658
Editas Medicine Inc.(a)	7,142	264,325
Exelixis Inc.(a)	35,326	869,726
Fate Therapeutics Inc.(a)	9,460	826,709
FibroGen Inc.(a)(b)	9,676	215,968
Gilead Sciences Inc.	145,619	9,242,438
Inovio Pharmaceuticals Inc.(a)(b)	19,250	131,093
Intellia Therapeutics Inc.(a)	5,744	440,967
Invitae Corp.(a)(b)	19,769	689,938
IVERIC bio Inc.(a)	8,923	62,461
Ligand Pharmaceuticals Inc.(a)(b)	1,796	262,019
MacroGenics Inc.(a)	6,345	205,324
Moderna Inc.(a)	37,856	6,769,410
Regeneron Pharmaceuticals Inc.(a)	11,858	5,707,255
Sangamo Therapeutics Inc.(a)	13,536	159,454
Sarepta Therapeutics Inc.(a)	8,731	618,504
Seagen Inc.(a)	20,733	2,980,576
SpringWorks Therapeutics Inc.(a)	3,952	283,991
TCR2 Therapeutics Inc.(a)	2,819	64,020
Twist Bioscience Corp.(a)	3,872	519,584
Vaxart Inc.(a)(b)	12,640	136,259
Vir Biotechnology Inc.(a)	5,495	262,331
ZIOPHARM Oncology Inc.(a)(b)	23,335	80,739

		32,347,263

Capital Markets — 0.2%
Blucora Inc.(a)	1,116	16,065
Donnelley Financial Solutions Inc.(a)	774	23,653
MarketAxess Holdings Inc.	885	432,287
Open Lending Corp., Class A(a)	1,816	70,915
Tradeweb Markets Inc., Class A	2,154	175,077
Virtu Financial Inc., Class A	2,389	70,786

		788,783

Communications Equipment — 0.3%
Calix Inc.(a)	6,273	265,285
Juniper Networks Inc.	38,132	968,172

		1,233,457

Consumer Finance — 0.1%
Enova International Inc.(a)	823	28,179
Green Dot Corp., Class A(a)	1,254	57,383
OneMain Holdings Inc.	2,063	117,323
World Acceptance Corp.(a)	139	18,173

		221,058

Diversified Telecommunication Services — 0.2%
Lumen Technologies Inc.	45,575	584,727

Electrical Equipment — 0.4%
AMETEK Inc.	9,585	1,293,304

Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	7,181	618,428
FARO Technologies Inc.(a)	735	55,746

		674,174

Security	Shares	Value

Entertainment — 6.5%
Netflix Inc.(a)	18,179	$9,334,371
Walt Disney Co. (The)(a)	75,662	14,074,645

		23,409,016

Equity Real Estate Investment Trusts (REITs) — 2.3%
CoreSite Realty Corp.	2,838	344,789
CyrusOne Inc.	8,018	583,951
Digital Realty Trust Inc.	18,735	2,890,998
Equinix Inc.	5,948	4,287,080
QTS Realty Trust Inc., Class A	4,282	284,710

		8,391,528

Health Care Equipment & Supplies — 1.2%
Intuitive Surgical Inc.(a)	4,877	4,218,605

Household Durables — 0.0%
iRobot Corp.(a)	1,146	124,685

Interactive Media & Services — 10.5%
Alphabet Inc., Class A(a)	7,247	17,055,815
Facebook Inc., Class A(a)	47,256	15,361,980
Pinterest Inc., Class A(a)	20,489	1,359,855
Snap Inc., Class A, NVS(a)	38,748	2,395,401
Twitter Inc.(a)	32,412	1,789,791

		37,962,842

Internet & Direct Marketing Retail — 6.4%
Amazon.com Inc.(a)	4,179	14,490,348
eBay Inc.	44,506	2,482,990
Etsy Inc.(a)	8,395	1,668,842
MercadoLibre Inc.(a)	2,939	4,617,110

		23,259,290

IT Services — 15.2%
Akamai Technologies Inc.(a)	18,653	2,027,581
Alliance Data Systems Corp.	1,111	130,931
Black Knight Inc.(a)	3,632	263,030
Euronet Worldwide Inc.(a)	1,203	172,546
Evo Payments Inc., Class A(a)	1,096	31,247
Fastly Inc., Class A(a)(b)	6,323	403,850
Fidelity National Information Services Inc.	14,826	2,266,895
Fiserv Inc.(a)	13,487	1,620,059
FleetCor Technologies Inc.(a)	1,961	564,219
Global Payments Inc.	7,148	1,534,175
GoDaddy Inc., Class A(a)	6,971	605,222
I3 Verticals Inc., Class A(a)	412	13,687
International Business Machines Corp.	59,712	8,471,939
Jack Henry & Associates Inc.	1,822	296,676
Limelight Networks Inc.(a)	7,897	24,718
Mastercard Inc., Class A	21,119	8,068,725
MongoDB Inc.(a)	3,637	1,081,862
Okta Inc.(a)(b)	14,031	3,784,161
PayPal Holdings Inc.(a)	26,739	7,013,372
Perspecta Inc.	15,994	468,144
Repay Holdings Corp.(a)	1,606	36,697
Shift4 Payments Inc., Class A(a)	690	68,234
Snowflake Inc., Class A(a)	1,592	368,691
Square Inc., Class A(a)	9,108	2,229,821
Switch Inc., Class A	5,777	107,279
Twilio Inc., Class A(a)	9,249	3,401,782
Visa Inc., Class A	40,718	9,510,096
WEX Inc.(a)	1,043	214,034

		54,779,673

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.1%
NanoString Technologies Inc.(a)	5,089	$405,441
Personalis Inc.(a)	2,747	67,686

		473,127

Machinery — 0.1%
Altra Industrial Motion Corp.	2,682	158,265
Proto Labs Inc.(a)	1,113	124,723

		282,988

Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	15,804	1,310,942
CACI International Inc., Class A(a)	2,901	739,349
ManTech International Corp./VA, Class A	3,157	269,450
Science Applications International Corp.	6,742	602,869

		2,922,610

Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices Inc.(a)(b)	47,796	3,901,109
Analog Devices Inc.	15,419	2,361,574
CEVA Inc.(a)	904	50,118
Intel Corp.	171,486	9,865,590
Lattice Semiconductor Corp.(a)	5,647	284,101
Microchip Technology Inc.	10,665	1,602,843
NVIDIA Corp.	24,372	14,632,461
QUALCOMM Inc.	47,295	6,564,546
Silicon Laboratories Inc.(a)	1,797	253,287
Texas Instruments Inc.	38,368	6,925,808
Xilinx Inc.	10,241	1,310,438

		47,751,875

Software — 27.6%
A10 Networks Inc.(a)	7,380	64,058
ACI Worldwide Inc.(a)	2,734	103,291
Adobe Inc.(a)	20,002	10,167,817
Alarm.com Holdings Inc.(a)	5,219	468,457
Altair Engineering Inc., Class A(a)	1,777	115,505
Alteryx Inc., Class A(a)	3,437	280,975
ANSYS Inc.(a)	3,584	1,310,525
Appian Corp.(a)	2,515	304,768
Autodesk Inc.(a)	9,146	2,669,809
Avalara Inc.(a)	1,935	274,209
Bentley Systems Inc., Class B	6,547	335,206
Bill.com Holdings Inc.(a)	1,708	264,108
Blackline Inc.(a)	1,209	140,317
Bottomline Technologies DE Inc.(a)	1,060	51,474
Citrix Systems Inc.	14,265	1,766,720
Cloudera Inc.(a)	20,000	253,800
CommVault Systems Inc.(a)	3,061	212,770
Crowdstrike Holdings Inc., Class A(a)	21,561	4,495,684
Datto Holding Corp.(a)	1,463	37,380
DocuSign Inc.(a)	21,061	4,695,339
Domo Inc., Class B(a)	1,640	105,436
Dropbox Inc., Class A(a)	19,545	502,306
Duck Creek Technologies Inc.(a)	1,374	57,131
Ebix Inc.	563	16,952
Everbridge Inc.(a)	4,028	534,556
Fair Isaac Corp.(a)	1,897	989,115
FireEye Inc.(a)	25,836	513,490
Fortinet Inc.(a)	15,843	3,235,616
fuboTV Inc.(a)(b)	2,125	42,840
Guidewire Software Inc.(a)	2,014	212,497
HubSpot Inc.(a)	2,893	1,523,020
Intuit Inc.	6,131	2,526,953

Security	Shares	Value

Software (continued)
McAfee Corp., Class A	8,097	$196,595
Microsoft Corp.	61,660	15,549,419
MicroStrategy Inc., Class A(a)(b)	486	319,380
nCino Inc.(a)	1,352	88,407
Nutanix Inc., Class A(a)	12,572	339,947
Oracle Corp.	125,159	9,485,801
Palantir Technologies Inc., Class A(a)	65,063	1,499,051
Palo Alto Networks Inc.(a)	10,801	3,816,965
Pegasystems Inc.	2,595	329,409
Ping Identity Holding Corp.(a)(b)	4,275	103,797
Progress Software Corp.	2,983	130,238
Proofpoint Inc.(a)	6,637	1,142,294
PTC Inc.(a)	4,389	574,696
Q2 Holdings Inc.(a)(b)	1,210	125,864
Qualys Inc.(a)	3,875	392,770
Rapid7 Inc.(a)(b)	5,803	471,494
SailPoint Technologies Holdings Inc.(a)	10,208	498,457
salesforce.com Inc.(a)	58,521	13,478,557
ServiceNow Inc.(a)	13,004	6,584,835
Splunk Inc.(a)	10,671	1,349,028
Sprout Social Inc., Class A(a)	2,610	173,017
SS&C Technologies Holdings Inc.	5,384	399,600
Sumo Logic Inc.(a)	3,674	71,606
Tenable Holdings Inc.(a)	7,924	297,110
Teradata Corp.(a)	7,137	353,067
Varonis Systems Inc.(a)	10,764	569,954
Vertex Inc., Class A(a)	588	12,013
VMware Inc., Class A(a)(b)	9,278	1,492,181
Workiva Inc.(a)	828	77,832
Zscaler Inc.(a)(b)	8,773	1,646,166
Zuora Inc., Class A(a)	6,981	113,092

		99,954,766

Technology Hardware, Storage & Peripherals — 5.6%
3D Systems Corp.(a)(b)	5,016	108,045
Apple Inc.	108,119	14,213,324
HP Inc.	91,873	3,133,788
NetApp Inc.	14,941	1,115,943
Pure Storage Inc., Class A(a)	16,517	333,974
Western Digital Corp.	19,851	1,402,076

		20,307,150

Total Common Stocks — 99.8% (Cost: $279,055,734)		360,980,921

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	2,938,975	2,940,444

2

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	730,000	$730,000

		3,670,444

Total Short-Term Investments — 1.0% (Cost: $3,670,444)		3,670,444

Total Investments in Securities — 100.8% (Cost: $282,726,178)		364,651,365

Other Assets, Less Liabilities — (0.8)%		(2,942,948)

Net Assets — 100.0%		$361,708,417

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,242,973	$1,701,197	(a)	$—	$(3,839)	$113	$2,940,444	2,938,975	$34,490	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	210,000	(a)	—	—	—	730,000	730,000	220		—

					$(3,839)	$113	$3,670,444		$34,710		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Nasdaq 100 E-Mini Index	1	06/18/21	$277	$1,973
Russell 2000 E-Mini Index	2	06/18/21	226	(751)
S&P Select Sector Technology E-Mini Index	1	06/18/21	141	(3,062)

				$(1,840)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® U.S. Tech Breakthrough Multisector ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$360,980,921	$—	$—	$360,980,921
Money Market Funds	3,670,444	—	—	3,670,444

	$364,651,365	$—	$—	$364,651,365

Derivative financial instruments(a)
Assets
Futures Contracts	$1,973	$—	$—	$1,973
Liabilities
Futures Contracts	(3,813)	—	—	(3,813)

	$(1,840)	$—	$—	$(1,840)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4